Supplementary Financial Information (Schedule Of Estimated Aggregate Amortization Expenses) (Details) - USD ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021
Supplementary Financial Information [Abstract]
2022	$ 77
2023/2022	76	$ 67
2024/2023	76	67
2025/2024	76	66
2026/2025	$ 76	66
2026		$ 66